Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Balances and Transactions
18.	RELATED PARTY BALANCES AND TRANSACTIONS

Major related parties	Relationship with the Group
Hunan Qindao Network Media Technology Co., Ltd.	Affiliate of a long-term investee
Beijing Shiyue Haofeng Media Co., Ltd.	Long-term investee
Beijing Santi Cloud Union Technology Co., Ltd. (i)	Long-term investee
Beijing Santi Cloud Time Technology Co., Ltd. (i)	Affiliate of a long-term investee

(i)
The Company deconsolidated Beijing Santi Cloud Union Technology Co., Ltd. and its subsidiary, Beijing Santi Cloud Time Technology Co., Ltd. on March 31, 2020, and
the
 remaining equity investment accounted as equity securities without determinable fair value that investment was further sold in November 2020.

(1)	Amount due to related parties – current

	As of December 31,
	2020	2021
	RMB	RMB
Hunan Qindao Network Media Technology Co., Ltd. (ii)	19,462	5,016

Total	19,462	5,016

(ii)	The amount of RMB19,462 and RMB5,016 as of December 31, 2020and 2021 primarily represented the unpaid revenue sharing of live video service to Hunan Qindao Network Media Technology Co., Ltd.
(2)	Sales to a related party

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Hunan Qindao Network Media Technology Co., Ltd. (iii)	5,449	5,627	—

Total	5,449	5,627	—

(iii)	The sales to Hunan Qindao Network Media Technology Co., Ltd. represented mobile marketing services provided.

(3)	Purchases from related parties

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Hunan Qindao Network Media Technology Co., Ltd. (iv)	497,789	354,274	253,691
Beijing Santi Cloud Union Technology Co., Ltd. (v)	—	5,511	—
Beijing Santi Cloud Time Technology Co., Ltd. (v)	—	3,410	—
Beijing Shiyue Haofeng Media Co., Ltd. (iv)	2,070	164	—
Others	—	—	115

Total	499,859	363,359	253,806

(iv)	The purchases from Hunan Qindao Network Media Technology Co., Ltd. and Beijing Shiyue Haofeng Media Co., Ltd. mainly represented the Revenue Sharing.
(v)	The purchases from Beijing Santi Cloud Union Technology Co., Ltd. and Beijing Santi Cloud Time Technology Co., Ltd. were mainly related to its bandwidth services.